Loans and asset quality- Information about Impaired Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 32		$ 110
Impaired loans with an allowance, related allowance	7	[1],[2]	24	[1],[2]
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	15		57
Impaired loans with an allowance, related allowance	2	[1]	12	[1]
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	2		15
Impaired loans with an allowance, related allowance	1	[1]	1	[1]
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	0		1
Impaired loans with an allowance, related allowance	0	[1]	0	[1]
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	9		28
Impaired loans with an allowance, related allowance	3	[1]	7	[1]
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	6		9
Impaired loans with an allowance, related allowance	1	[1]	4	[1]
Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1		2
Maximum | Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1		1
Impaired loans with an allowance, related allowance	$ 1		$ 1

[1]	The allowance for impaired loans is included in the allowance for loan losses.
[2]	Excludes an aggregate of $1 million and $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2013 and Dec. 31, 2012, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2013 and Dec. 31, 2012.